Income taxes (Details Narrative) - USD ($)	May 31, 2023	May 31, 2022	Feb. 28, 2022
Income Taxes
Operating Loss Carryforwards	$ 62,493,624	$ 62,493,624
Research And Experimental Development Expenditures, Cumulative Carry-forwards		15,951,739	$ 15,951,739
Unclaimed Investment Tax Credits		$ 2,933,013	$ 2,933,013